BUSINESS COMBINATION (Detail Textuals) (Branch Acquisition, USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 23, 2010
Branch Acquisition
Business Acquisition [Line Items]
Fair value of acquired assets	$ 107
Loans	25
Core deposit intangible	4
Cash	78
Fair value of assumed liabilities	107
Deposits	106
Time deposits	1
Core deposit intangible	$ 4
Amortized on an accelerated basis over its estimated useful life	10 years